Leases - Future cash outflow not reflected in lease liability - Narrative (Details) £ in Millions	12 Months Ended
Jun. 30, 2020 GBP (£)
Leases [Abstract]
Future cash outflows not included in lease liabilities in respect of extension and termination options	£ 284